Additional disclosures in respect of guaranteed securities - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Oct. 29, 2007	Mar. 31, 2021
National Grid Gas plc
Disclosure of detailed information about borrowings [line items]
Preferred shares issuance rate	3.60%
British Transco Finance Inc. £m
Disclosure of detailed information about borrowings [line items]
Preferred shares issuance rate	3.90%
British Transco Finance Inc. £m
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares		£ 29